SEGMENT INFORMATION (Schedule of Major Customer Data) (Details) - Revenues [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.40%	25.30%	14.60%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.20%	10.90%	10.20%